EARNINGS PER SHARE (Details)					12 Months Ended
	Jul. 10, 2019 AUD ($) $ / shares shares	Feb. 01, 2019 $ / shares	Dec. 13, 2018 $ / shares	Nov. 03, 2017 $ / shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares
Basic and diluted loss per share [Abstract]
Basic loss per share (cents per share) | $ / shares					$ (0.02)	$ (0.02)	$ (0.01)
Diluted loss per share (cents per share) | $ / shares					$ (0.02)	$ (0.02)	$ (0.01)
Income and share data used in calculations of basic earnings per share [Abstract]
Net loss | $					$ (9,822,626)	$ (9,957,817)	$ (2,639,428)
Earnings used in calculating basic and dilutive earnings per share | $					$ (9,822,626)	$ (9,957,817)	$ (2,639,428)
Weighted average ordinary shares and adjusted weighted average ordinary shares [Abstract]
Weighted average number of ordinary shares used in calculating basic and dilutive earnings per share (in shares)					621,391,730	520,222,133	409,976,775
Non-Dilutive Securities [Abstract]
Anti-dilutive incentive options (in shares)					85,850,000
Anti-dilutive performance rights (in shares)					50,000
Potential ordinary shares considered anti-dilutive (in shares)					85,900,000
Conversions, calls, subscriptions or issues [Abstract]
Number of ordinary shares issued (in shares)	145,000,000
Price per share, shares issued | $ / shares	$ 0.145	$ 0.11	$ 0.11	$ 0.16
Gross proceeds from shares issuance	$ 21,000,000				$ 8,831,759	$ 12,491,525	$ 3,840,034
Subsequent Events [Member]
Conversions, calls, subscriptions or issues [Abstract]
Number of ordinary shares issued (in shares)	145,000,000
Price per share, shares issued | $ / shares	$ 0.145
Gross proceeds from shares issuance | $	$ 21,000,000